PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Project And Royalty Generation Costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 21	$ 11